FIDELITY (LOGO) INVESTMENTSR  FMR Corp. 82 Devonshire
                              Street Boston MA  02109-3614
                              617 563 7000

            January 27, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  File Room



Re:         Fidelity Phillips Street
            Trust (the trust):
            Fidelity Cash Reserves and
            Fidelity U.S. Government
            Reserves (the funds)
            File Nos. 2-63350 and 811-2890

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds does not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,



/s/Eric D. Roiter
   Eric D. Roiter
   Secretary